Property, Plant and Equipment - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cost of sales [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 7.3	$ 1.0	¥ 8.0	¥ 17.3
Other operating expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 0.0	$ 0.0	¥ 36.7	¥ 0.0